UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $3,351,909 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108    29348   920000 SH       SOLE                   920000        0        0
ATLAS ENERGY INC               COM              049298102    31777  1173866 SH       SOLE                  1173866        0        0
BANK OF AMERICA CORPORATION    COM              060505104    65779  4577544 SH       SOLE                  4577544        0        0
CIGNA CORP                     COM              125509109   381987 12298363 SH       SOLE                 12298363        0        0
CIT GROUP INC                  COM NEW          125581801    33880  1000584 SH       SOLE                  1000584        0        0
CVS CAREMARK CORPORATION       COM              126650100   205554  7010726 SH       SOLE                  7010726        0        0
EXTERRAN HLDGS INC             COM              30225X103    26516  1027369 SH       SOLE                  1027369        0        0
FIRSTENERGY CORP               COM              337932107    18476   524449 SH       SOLE                   524449        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106   103128  2389985 SH       SOLE                  2389985        0        0
GENWORTH FINL INC              COM CL A         37247D106    67409  5157567 SH       SOLE                  5157567        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   182384  8241478 SH       SOLE                  8241478        0        0
HARTFORD FINL SVCS GROUP INC   DEP CONV PFD     416515708     5785   250000 SH       SOLE                   250000        0        0
HOLOGIC INC                    COM              436440101   146617 10525243 SH       SOLE                 10525243        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655   247516  4050000 SH  PUT  SOLE                  4050000        0        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184     5870   150000 SH  PUT  SOLE                   150000        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    10426  1825900 SH       SOLE                  1825900        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    20458  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                COM              60467R100    82998  7859636 SH       SOLE                  7859636        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118       27   428801 SH       SOLE                   428801        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   204219  4150800 SH       SOLE                  4150800        0        0
NRG ENERGY INC                 COM NEW          629377508   271695 12809759 SH       SOLE                 12809759        0        0
PFIZER INC                     COM              717081103   138931  9742700 SH       SOLE                  9742700        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    23512  1941551 SH       SOLE                  1941551        0        0
RRI ENERGY INC                 COM              74971X107    86703 22876692 SH       SOLE                 22876692        0        0
SANDRIDGE ENERGY INC           COM              80007P307    41311  7085900 SH       SOLE                  7085900        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1732    14235 SH       SOLE                    14235        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103   482037  4670000 SH  PUT  SOLE                  4670000        0        0
THERAVANCE INC                 COM              88338T104    26455  2104605 SH       SOLE                  2104605        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    73605  1073430 SH       SOLE                  1073430        0        0
VERISIGN INC                   COM              92343E102    71977  2711000 SH       SOLE                  2711000        0        0
WELLPOINT INC                  COM              94973V107   263797  5391324 SH       SOLE                  5391324        0        0